Contingent Liabilities	12 Months Ended
Jun. 30, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Contingent Liabilities	Contingent Liabilities The Group had no contingent liabilities at 30 June 2018 or 30 June 2017.